Note 5 - Credit Assets, Net of Allowance for Credit Losses - Reconciliation of ECL Allowance by Lending Asset Category (Details) - CAD ($) $ in Thousands	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Statement Line Items [Line Items]
Provision for (recovery of) credit losses	$ 700	$ 1,024
Loans [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
Balance	7,279
Balance	7,916	4,233
Loans [member] | Provision for credit commitments [member] | Receivable purchase program [member]
Statement Line Items [Line Items]
Balance	5,431	783
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	796	1,188
Credit asset originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	796	1,188
Write-offs	0	0
Recoveries	0	0
Balance	6,227	1,971
Loans [member] | Provision for credit commitments [member] | Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Balance	1,848	2,520
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	(21)	(164)
Credit asset originations	149	11
Derecognitions and maturities	(225)	(11)
Provision for (recovery of) credit losses	(96)	(164)
Write-offs	(51)	(124)
Recoveries	0	0
Balance	1,689	2,262
FX Impact	(11)	30
Loans [member] | Provision for credit commitments [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance	4,679
Balance	5,014	3,683
Loans [member] | Provision for credit commitments [member] | Stage 1 [member] | Receivable purchase program [member]
Statement Line Items [Line Items]
Balance	3,187	783
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	344	1,128
Credit asset originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	344	1,128
Write-offs	0	0
Recoveries	0	0
Balance	3,531	1,911
Loans [member] | Provision for credit commitments [member] | Stage 1 [member] | Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Balance	1,493	2,213
Transfer in (out) to Stage 1	(79)	(197)
Transfer in (out) to Stage 2	80	(9)
Transfer in (out) to Stage 3	1	(1)
Net remeasurement of loss allowance	30	(172)
Credit asset originations	75	40
Derecognitions and maturities	(55)	(11)
Provision for (recovery of) credit losses	51	(350)
Write-offs	(51)	(124)
Recoveries	0	0
Balance	1,483	1,772
FX Impact	(9)	33
Loans [member] | Provision for credit commitments [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance	426
Balance	280	492
Loans [member] | Provision for credit commitments [member] | Stage 2 [member] | Receivable purchase program [member]
Statement Line Items [Line Items]
Balance	72	0
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	3	4
Credit asset originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	3	4
Write-offs	0	0
Recoveries	0	0
Balance	75	4
Loans [member] | Provision for credit commitments [member] | Stage 2 [member] | Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Balance	354	306
Transfer in (out) to Stage 1	79	197
Transfer in (out) to Stage 2	(80)	9
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	(51)	8
Credit asset originations	75	(29)
Derecognitions and maturities	(170)	0
Provision for (recovery of) credit losses	(146)	185
Write-offs	0	0
Recoveries	0	0
Balance	206	488
FX Impact	(2)	(3)
Loans [member] | Provision for credit commitments [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance	2,622	58
Loans [member] | Provision for credit commitments [member] | Financial instruments credit-impaired [member] | Receivable purchase program [member]
Statement Line Items [Line Items]
Balance	2,172	0
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	449	56
Credit asset originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	449	56
Write-offs	0	0
Recoveries	0	0
Balance	2,621	56
Loans [member] | Provision for credit commitments [member] | Financial instruments credit-impaired [member] | Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Balance	2	1
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	(1)	1
Net remeasurement of loss allowance	0	0
Credit asset originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	(1)	1
Write-offs	0	0
Recoveries	0	0
Balance	1	2
FX Impact	$ (0)	$ 0